Income Taxes - Schedule of Comprehensive Income before Income Tax, Domestic and Foreign (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Examination [Line Items]
Income (loss) before income taxes	$ 185	$ (3,623)
Current income tax (expense) recovery	(54)	(24)
Deferred income tax recovery (expense)	1	187
(Provision for) recovery of income taxes	(53)	163
Domestic
Income Tax Examination [Line Items]
Income (loss) before income taxes	599	(2,553)
Current income tax (expense) recovery	1	0
Deferred income tax recovery (expense)	(2)	180
Foreign
Income Tax Examination [Line Items]
Income (loss) before income taxes	(414)	(1,070)
Current income tax (expense) recovery	(55)	(24)
Deferred income tax recovery (expense)	$ 3	$ 7